NOTES PAYABLE	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Debt Disclosure [Abstract]
Notes Payable

NOTE 8 - NOTES PAYABLE

On June 20, 2018, the Company issued a total of $150,000 of convertible 6% debentures (“150,000 Debentures”) to an accredited investor. The principal amount of the $150,000 Debentures, plus accrued and unpaid interest through June 30, 2019 were payable on the 10th business day subsequent to June 30, 2019, unless the payment of the $150,000 Debentures were prepaid at the sole option of the Company, were converted as provided for under the terms of the $150,000 Debentures, and/or accelerated due to an event of default in accordance with the terms of the $150,000 Debentures. Interest on the $150,000 Debentures for each calendar quarter ended beginning with the quarter ended June 30, 2018 is payable on the 10th business day following the immediately prior calendar quarter. At April 30, 2021, the principal balance of the $150,000 Debentures outstanding was $144,000 and accrued and unpaid interest was $2,880.

During October 2018, the Company issued a total of $70,000 of convertible 6% debentures (“70,000 Debentures”) to two accredited investors. The principal amount of the $70,000 Debentures, plus accrued and unpaid interest through September 30, 2019 were payable on the 10th business day subsequent to September 30, 2019. The $70,000 Debentures were not paid on the required maturity dates. On June 25, 2020, the Company entered into a settlement and general release agreement with the holder of the $50,000 Debenture (one of the two holders that participated in the $70,000 Debentures described above), whereby the Company was required to repay the balance of the $50,000 Debenture in eight monthly installments of $6,250 plus outstanding accrued interest beginning June 30, 2020 and ending on January 31, 2021. During February 2021, the $50,000 Debenture was repaid in full. During October 2020, the Company and the holder of the $20,000 debenture (one of the two holders that participated in the $70,000 Debentures described above), agreed to convert the principal amount of the $20,000 debenture plus interest accrued and unpaid through the date of the conversion totaling approximately $20,300 into 160,000 shares of common stock of the Company (approximately $0.125 per share).

Credit Facility

On September 19, 2019, the Company’s wholly owned subsidiary, General Surgical Florida, received $100,000 in connection with an unsecured line of credit (“Credit Facility”). The Credit Facility was fully repaid on November 2, 2020. Under the terms of the Credit Facility, the Company was required to make weekly payments averaging approximately $2,541 (payments totaling $132,160). The effective annual interest rate was approximately 45.67%. Proceeds received from the Credit Facility were used for working capital purposes. Mr. Iglesias, who at the time was the Company’s Chief Executive Officer, provided a personal guaranty in connection with amounts required to paid under the Credit Facility.

NOTE 8 - NOTES PAYABLE

Private Placement Of Convertible Debentures

On June 20, 2018, the Company issued a total of $150,000 of convertible 6% debentures (“150,000 Debentures”) to an accredited investor. The principal amount of the $150,000 Debentures, plus accrued and unpaid interest through June 30, 2019 were payable on the 10th business day subsequent to June 30, 2019, unless the payment of the $150,000 Debentures were prepaid at the sole option of the Company, were converted as provided for under the terms of the $150,000 Debentures, and/or accelerated due to an event of default in accordance with the terms of the $150,000 Debentures. Interest on the $150,000 Debentures for each calendar quarter ended beginning with the quarter ended June 30, 2018 is payable on the 10th business day following the immediately prior calendar quarter. The $150,000 Debentures have not yet been repaid as required.

On August 10, 2018, the Company issued a total of $100,000 of convertible 6% debentures (“100,000 Debentures”) to two accredited investors. The principal amount of the $100,000 Debentures, plus accrued and unpaid interest through July 31, 2019 are payable on the 10th business day subsequent to July 31, 2019, unless the payment of the $100,000 Debentures are prepaid at the sole option of the Company, are converted as provided for under the terms of the $100,000 Debentures. Interest on the $100,000 Debentures for each calendar quarter ended beginning with the quarter ended October 31, 2018 is payable on the 10th business day following the immediately prior calendar quarter.

During May 2019, the Company and holders of the $100,000 Debentures agreed to convert the principal amount of the $100,000 Debentures plus interest accrued and unpaid through the date of the conversion totaling $100,622 into 3,773,584 shares of common stock of the Company (approximately $0.0267 per share representing a discount to the trading price of $0.0285 as of the effective date of the transaction).

During October 2018, the Company issued a total of $70,000 of convertible 6% debentures (“70,000 Debentures”) to two accredited investors. The principal amount of the $70,000 Debentures, plus accrued and unpaid interest through September 30, 2019 were payable on the 10th business day subsequent to September 30, 2019. The $70,000 Debentures were not paid on the required maturity dates. On June 25, 2020, the Company entered into a settlement and general release agreement with the holder of the $50,000 Debenture (one of the two holders that participated in the $70,000 Debentures described above), whereby the Company is required to repay the balance of the $50,000 Debenture in eight monthly installments of $6,250 plus outstanding accrued interest beginning June 30, 2020 and ending on January 31, 2021. During October 2020, the Company and the holder of the $20,000 debenture (one of the two holders that participated in the $70,000 Debentures described above), agreed to convert the principal amount of the $20,000 debenture plus interest accrued and unpaid through the date of the conversion totaling approximately $20,300 into 160,000 shares of common stock of the Company (approximately $0.125 per share). The conversion price was at a discount to the trading price of $0.278 as of the effective date of the transaction, resulting in additional interest costs of $24,180, which have been recorded during the year ended October 31, 2020.

During March 2019, the Company issued a $30,000 of convertible 6% debentures (“30,000 Debenture”) to one accredited investor. The principal amount of the $30,000 Debenture, plus accrued and unpaid interest through June 30, 2020 are payable on the 10th business day subsequent to June 30, 2020, unless the payment of the $30,000 Debenture is prepaid at the sole option of the Company, is converted as provided for under the terms of the $30,000 Debenture (see below), and/or accelerated due to an event of default in accordance with the terms of the $30,000 Debenture. Interest on the $30,000 Debenture for each calendar quarter ended beginning with the quarter ended June 30, 2019 is payable on the 10th business day following the immediately prior calendar quarter. During June 2019, the Company and the holder of the $30,000 Debenture agreed to convert the principal amount of the $30,000 Debentures plus interest accrued and unpaid through the date of the conversion totaling $30,478 into 1,111,111 shares of common stock of the Company (approximately $0.0274 per share representing a premium to the trading price of $0.0253 as of the effective date of the transaction).

Unsecured Promissory Note

On February 5, 2019, the Company entered into an unsecured loan agreement with a third party with a principal balance of $25,000. The outstanding principal was due March 8, 2019. The loan was not repaid on the maturity date as required. The third party subsequently agreed to apply amounts due for invoices due from third party for future purchases of the Company products to the extent of the outstanding balances owed by the Company in connection with the loan (interest and principal). As of October 31, 2020, the remaining amount due under this arrangement was approximately $4,392.

Credit Facility

On September 19, 2019, the Company’s wholly owned subsidiary, General Surgical Florida, received $100,000 in connection with an unsecured line of credit (“Credit Facility”). The Credit Facility was fully repaid on November 2, 2020. Under the terms of the Credit Facility, the Company was required to make weekly payments averaging approximately $2,541 (payments totaling $132,160). The effective annual interest rate was approximately 45.67%. Proceeds received from the Credit Facility were used for working capital purposes. Mr. Iglesias, who at the time was the Company’s Chief Executive Officer, provided a personal guaranty in connection with amounts required to paid under the Credit Facility.

Funding Facility

On October 10, 2019, the Company and an investor (“Noteholder”) agreed to a funding facility arrangement (“Funding Facility”) whereby the Noteholder was required to fund the Company an initial tranche of $100,000 on October 15, 2019 (“Initial Funding Date”) and had the option to fund the Company up to an aggregate of $500,000 (“Funding Facility Limit”) in minimum $100,000 monthly tranches by no later than February 15, 2020 (“Funding Expiration Date”). The Funding Facility matures on February 15, 2021 (“Maturity Date”) and accrues interest at 6.0% per annum. The Funding Facility, plus all accrued interest, automatically converts into 40,000,000 shares of newly issued restricted common stock of the Company (“Converted Stock”) if the Noteholder funds the full $500,000 by the Funding Expiration Date. The Noteholder fully funded the Funding Facility as prescribed on February 12, 2020 and the Company issued the Noteholder the Converted Stock to the Noteholders designated entity, Republic Asset Holdings LLC.

The Company determined the fair value of the Converted Stock in accordance with ASC 820, which was determined to be approximately $599,400. As a result, the Company has recorded additional interest expense in the amount of $94,170, as of the date of conversion, representing the amount of the discount to the fair value of the Converted Stock associated with the conversion of the Funding Facility obligation totaling $505,230 on the date of conversion (principal and accrued interest).

Mint Organics Inc.

On June 22, 2017, Mint Organics entered into an unsecured loan agreement with a third party (“Third Party”) with a principal balance of $60,000, an annual interest rate of 10%, and all accrued and unpaid interest and outstanding principal were due on the one-year anniversary of the note. The loan was not repaid on the maturity date as required.

On May 1, 2019, the Company, Mint Organics and the Third party agreed to a settlement of the outstanding loan whereby the Company agreed to issue the Third Party 2,735,000 shares of newly issued common stock of the Company. At the time of the settlement, the outstanding obligation under the note, including late fees and penalties was approximately $72,568. The common stock issued was priced at $0.0265 per share representing a discount to the trading price of $0.049 as of the effective date of the transaction. In connection with the exchange, the Third Party provided a release to the Company in connection with any claims associated with the loan agreement.

Interest expense for the years ended October 31, 2020 and 2019 was $0 and $4,349, respectively.